UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Aerospace and defense (1.3%)

BAE Systems PLC (United Kingdom)	136,529	$1,115,231

		1,115,231
Airlines (1.2%)

Japan Airlines Co., Ltd. (Japan)	25,800	1,038,256

		1,038,256
Auto components (1.5%)

Magna International, Inc. (Canada)	8,952	504,247

Valeo SA (France)	10,928	722,662

		1,226,909
Automobiles (3.4%)

Fiat Chrysler Automobiles NV (Italy)(NON)	32,596	668,345

Nissan Motor Co., Ltd. (Japan)	149,400	1,550,093

Yamaha Motor Co., Ltd. (Japan)	21,600	645,534

		2,863,972
Banks (14.3%)

Australia & New Zealand Banking Group, Ltd. (Australia)	77,530	1,608,519

Bank of Ireland Group PLC (Ireland)(NON)	76,537	670,854

Danske Bank A/S (Denmark)	23,030	860,677

DNB ASA (Norway)	35,265	688,058

ING Groep NV (Netherlands)	195,348	3,299,375

Lloyds Banking Group PLC (United Kingdom)	406,407	369,302

Mizuho Financial Group, Inc. (Japan)	377,000	678,143

Skandinaviska Enskilda Banken AB (Sweden)	59,446	623,283

Societe Generale SA (France)	31,358	1,706,041

Sumitomo Mitsui Financial Group, Inc. (Japan)	35,900	1,504,085

		12,008,337
Building products (2.7%)

Compagnie De Saint-Gobain (France)	13,700	723,649

Johnson Controls International PLC	22,300	785,852

Sanwa Holdings Corp. (Japan)	59,900	772,921

		2,282,422
Capital markets (2.4%)

Credit Suisse Group AG (Switzerland)	30,753	516,018

Natixis SA (France)	101,503	833,159

UBS Group AG (Switzerland)	35,893	632,011

		1,981,188
Chemicals (1.2%)

Akzo Nobel NV (Netherlands)	5,869	554,839

LANXESS AG (Germany)	5,276	404,521

		959,360
Communications equipment (1.0%)

Nokia OYJ (Finland)	148,133	817,187

		817,187
Construction and engineering (2.2%)

Vinci SA (France)	18,865	1,857,467

		1,857,467
Construction materials (1.4%)

CRH PLC (Ireland)	20,069	682,332

LafargeHolcim, Ltd. (Switzerland)	9,420	515,936

		1,198,268
Diversified financial services (2.8%)

Challenger, Ltd. (Australia)	67,190	600,019

Eurazeo SA (France)	9,869	908,764

ORIX Corp. (Japan)	47,600	839,447

		2,348,230
Diversified telecommunication services (4.9%)

BCE, Inc. (Canada)	14,900	641,174

Com Hem Holding AB (Sweden)	45,234	732,960

Nippon Telegraph & Telephone Corp. (Japan)	28,000	1,289,413

Spark New Zealand, Ltd. (New Zealand)	341,889	828,395

Telecom Italia SpA RSP (Italy)	747,529	624,384

		4,116,326
Electric utilities (1.0%)

SSE PLC (United Kingdom)	47,207	846,068

		846,068
Electronic equipment, instruments, and components (0.9%)

TDK Corp. (Japan)	8,500	766,082

		766,082
Equity real estate investment trusts (REITs) (1.0%)

Hibernia REIT PLC (Ireland)(R)	240,709	427,639

Vicinity Centres (Australia)(R)	202,929	377,185

		804,824
Food and staples retail (1.7%)

Koninklijke Ahold Delhaize NV (Netherlands)	33,826	802,059

Seven & i Holdings Co., Ltd. (Japan)	14,900	639,102

		1,441,161
Food products (1.3%)

Kerry Group PLC Class A, (Ireland)	11,012	1,119,760

		1,119,760
Health-care equipment and supplies (1.0%)

Hoya Corp. (Japan)	17,300	862,521

		862,521
Hotels, restaurants, and leisure (0.9%)

Dalata Hotel Group PLC (Ireland)(NON)	96,199	735,378

		735,378
Household durables (0.8%)

Panasonic Corp. (Japan)	48,900	698,998

		698,998
Household products (0.7%)

Henkel AG & Co. KGaA (Preference) (Germany)	4,151	545,863

		545,863
Industrial conglomerates (3.1%)

Siemens AG (Germany)	14,243	1,816,697

Toshiba Corp. (Japan)(NON)	269,000	778,648

		2,595,345
Insurance (10.2%)

AIA Group, Ltd. (Hong Kong)	167,800	1,432,487

Allianz SE (Germany)	3,925	887,028

AXA SA (France)	50,854	1,353,832

Chubb, Ltd.	7,965	1,089,373

Insurance Australia Group, Ltd. (Australia)	178,809	1,032,237

Prudential PLC (United Kingdom)	71,894	1,797,158

SCOR SE (France)	23,982	982,218

		8,574,333
Machinery (1.6%)

KION Group AG (Germany)	6,616	617,410

NSK, Ltd. (Japan)	51,100	684,823

		1,302,233
Metals and mining (3.2%)

Glencore PLC (United Kingdom)	160,843	800,323

Rio Tinto PLC (United Kingdom)	26,171	1,328,750

ThyssenKrupp AG (Germany)	20,023	522,202

		2,651,275
Multi-utilities (1.3%)

Veolia Environnement SA (France)	44,008	1,043,631

		1,043,631
Oil, gas, and consumable fuels (7.4%)

Encana Corp. (Canada)	67,700	744,603

Royal Dutch Shell PLC Class A, (Amsterdam Exchange) (United Kingdom)	56,110	1,789,478

Royal Dutch Shell PLC Class B, (United Kingdom)	32,113	1,034,839

Suncor Energy, Inc. (Canada)	47,031	1,624,100

Total SA (France)	18,379	1,044,545

		6,237,565
Personal products (2.2%)

Shiseido Co., Ltd. (Japan)	15,600	998,852

Unilever NV ADR (Netherlands)	15,419	871,612

		1,870,464
Pharmaceuticals (6.9%)

AstraZeneca PLC (United Kingdom)	20,575	1,415,179

Bayer AG (Germany)	8,279	936,132

Novartis AG (Switzerland)	19,676	1,591,829

Sanofi (France)	22,930	1,842,545

		5,785,685
Real estate management and development (0.9%)

Mitsui Fudosan Co., Ltd. (Japan)	30,800	747,241

		747,241
Semiconductors and semiconductor equipment (1.5%)

SCREEN Holdings Co., Ltd. (Japan)	7,300	669,593

Sino-American Silicon Products, Inc. (Taiwan)	163,000	600,971

		1,270,564
Software (0.6%)

Nintendo Co., Ltd. (Japan)	1,200	528,471

		528,471
Technology hardware, storage, and peripherals (1.6%)

Samsung Electronics Co., Ltd. (South Korea)	576	1,329,896

		1,329,896
Tobacco (1.0%)

Imperial Brands PLC (United Kingdom)	23,628	805,204

		805,204
Trading companies and distributors (4.0%)

ITOCHU Corp. (Japan)	47,400	920,559

Mitsubishi Corp. (Japan)	57,300	1,541,211

Wolseley PLC (United Kingdom)	11,477	863,293

		3,325,063
Transportation infrastructure (0.8%)

Aena SME SA (Spain)	3,151	634,993

		634,993
Wireless telecommunication services (2.3%)

KDDI Corp. (Japan)	16,900	431,454

Vodafone Group PLC (United Kingdom)	554,968	1,519,610

		1,951,064

Total common stocks (cost $69,239,617)		$82,286,835

SHORT-TERM INVESTMENTS (1.5%)(a)
	Shares	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)	150,000	$150,000

Putnam Short Term Investment Fund 1.82%(AFF)	1,086,902	1,086,902

Total short-term investments (cost $1,236,902)		$1,236,902

TOTAL INVESTMENTS

Total investments (cost $70,476,519)		$83,523,737

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $32,549,256) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$1,332,549	$1,357,152	$(24,603)
	British Pound	Buy	6/20/18	888,832	870,788	18,044
	Canadian Dollar	Sell	4/18/18	589,933	608,414	18,481
	Euro	Buy	6/20/18	760,409	763,923	(3,514)
	Hong Kong Dollar	Buy	5/16/18	727,703	730,995	(3,292)
Barclays Bank PLC
	Canadian Dollar	Sell	4/18/18	254,747	262,715	7,968
	Hong Kong Dollar	Buy	5/16/18	923,739	927,960	(4,221)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	252,992	257,636	(4,644)
	British Pound	Buy	6/20/18	1,110,794	1,088,058	22,736
	Canadian Dollar	Sell	4/18/18	750,887	774,487	23,600
	Danish Krone	Sell	6/20/18	372,933	375,098	2,165
	Euro	Sell	6/20/18	207,643	204,105	(3,538)
	Japanese Yen	Sell	5/16/18	1,063,572	1,057,196	(6,376)
Credit Suisse International
	Swedish Krona	Buy	6/20/18	103,213	104,527	(1,314)
Goldman Sachs International
	British Pound	Sell	6/20/18	632,668	623,962	(8,706)
	Canadian Dollar	Sell	4/18/18	250,709	258,592	7,883
	Chinese Yuan (Offshore)	Buy	5/16/18	34,372	34,101	271
	Euro	Sell	6/20/18	1,436,920	1,428,201	(8,719)
	Japanese Yen	Buy	5/16/18	2,823,074	2,752,926	70,148
HSBC Bank USA, National Association
	Euro	Sell	6/20/18	475,550	472,808	(2,742)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/20/18	2,635,106	2,582,509	52,597
	Euro	Sell	6/20/18	503,516	500,622	(2,894)
	Japanese Yen	Buy	5/16/18	833,552	821,606	11,946
	New Zealand Dollar	Sell	4/18/18	874,164	858,480	(15,684)
	Norwegian Krone	Buy	6/20/18	153,852	154,167	(315)
	Singapore Dollar	Buy	5/16/18	1,195,662	1,198,835	(3,173)
	South Korean Won	Sell	5/16/18	1,234,295	1,230,160	(4,135)
	Swiss Franc	Buy	6/20/18	2,509,108	2,558,668	(49,560)
Royal Bank of Scotland PLC (The)
	Japanese Yen	Sell	5/16/18	783,165	785,026	1,861
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	1,478,858	1,510,219	(31,361)
	British Pound	Sell	6/20/18	1,433,391	1,404,059	(29,332)
	Canadian Dollar	Sell	4/18/18	1,029,393	1,061,574	32,181
	Israeli Shekel	Buy	4/18/18	501,088	510,618	(9,530)
	Japanese Yen	Buy	5/16/18	39,747	38,778	969
UBS AG
	Australian Dollar	Sell	4/18/18	1,408,660	1,434,899	26,239
	Canadian Dollar	Sell	4/18/18	665,014	685,798	20,784
WestPac Banking Corp.
	Euro	Sell	6/20/18	261,101	259,594	(1,507)

Unrealized appreciation						317,873

Unrealized (depreciation)						(219,160)

Total						$98,713
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $83,819,786.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$3,445,230	$3,445,230	$2,038	$—
	Putnam Short Term Investment Fund**	822,910	4,089,297	3,825,305	3,056	1,086,902

	Total Short-term investments	$822,910	$7,534,527	$7,270,535	$5,094	$1,086,902
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the fund had no securities out on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $57,331 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.3%
	United Kingdom	16.4
	France	15.6
	Germany	6.9
	Netherlands	6.6
	Ireland	4.4
	Australia	4.3
	Canada	4.2
	Switzerland	3.9
	United States	3.5
	Hong Kong	1.7
	Sweden	1.6
	South Korea	1.6
	Italy	1.5
	Denmark	1.0
	New Zealand	1.0
	Finland	1.0
	Norway	0.8
	Spain	0.8
	Taiwan	0.7
	Other	0.2

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $53,854 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$504,247	$5,021,010	$—
Consumer staples	—	5,782,452	—
Energy	2,368,703	3,868,862	—
Financials	1,089,373	23,822,715	—
Health care	—	6,648,206	—
Industrials	785,852	13,365,158	—
Information technology	—	4,712,200	—
Materials	—	4,808,903	—
Real estate	—	1,552,065	—
Telecommunication services	641,174	5,426,216	—
Utilities	—	1,889,699	—
Total common stocks	5,389,349	76,897,486	—
Short-term investments	1,236,902	—	—

Totals by level	$6,626,251	$76,897,486	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$98,713	$—

Totals by level	$—	$98,713	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	317,873	219,160

Total	$317,873	$219,160

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$34,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018